     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 1999

                                                      REGISTRATION NOS.  2-86966
                                                                        811-3870

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                       POST-EFFECTIVE AMENDMENT NO. 18                       /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                               AMENDMENT NO. 20                              /X/

                              -------------------

          MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        ___ immediately upon filing pursuant to paragraph (b)

        _X_ on May 1, 1999 pursuant to paragraph (b)

        ___ 60 days after filing pursuant to paragraph (a)

        ___ on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

                 ITEM                                    CAPTION
---------------------------------------  ---------------------------------------
PART A                                                 PROSPECTUS
 1.  ..................................  Cover Page; Back Cover
 2.  ..................................  Investment Objective; Principal
                                         Investment Strategies, Principal Risks,
                                          Past Performance
 3.  ..................................  Fees and Expenses
 4.  ..................................  Investment Objective; Additional
                                         Investment Strategy Information;
                                          Additional Risk Information
 5.  ..................................  Not Applicable
 6.  ..................................  Fund Management
 7.  ..................................  Pricing Fund Shares; How to Buy Shares;
                                         How to Exchange Shares; How to Sell
                                          Shares; Distributions; Tax
                                          Consequences
 8.  ..................................  Share Class Arrangements
 9.  ..................................  Financial Highlights

PART B                                     STATEMENT OF ADDITIONAL INFORMATION

    Information required to be included in Part B is set forth under the appropriate caption in Part B of this Registration Statement.

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                                      PROSPECTUS -   MAY 1, 1999

Morgan Stanley Dean Witter
                                                U.S. GOVERNMENT SECURITIES TRUST

[COVER PHOTO]

                                                        A MUTUAL FUND THAT SEEKS
                                                  A HIGH LEVEL OF CURRENT INCOME
                                             CONSISTENT WITH SAFETY OF PRINCIPAL

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS

The Fund                  Investment Objective........................................                   1
                          Principal Investment Strategies.............................                   1
                          Principal Risks.............................................                   2
                          Past Performance............................................                   4
                          Fees and Expenses...........................................                   5
                          Fund Management.............................................                   6

Shareholder Information   Pricing Fund Shares.........................................                   7
                          How to Buy Shares...........................................                   7
                          How to Exchange Shares......................................                   9
                          How to Sell Shares..........................................                  11
                          Distributions...............................................                  13
                          Tax Consequences............................................                  13
                          Share Class Arrangements....................................                  14

Financial Highlights      ............................................................                  21

Our Family of Funds       ............................................................   Inside Back Cover

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

           FUND CATEGORY
           ---------------------------
       / /  Growth
       / /  Growth and Income
       /X/  INCOME
       / /  Money Market

(Sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in value.
(End Sidebar)

THE FUND

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    Morgan Stanley Dean Witter U.S. Government Securities Trust
                    (the "Fund") is a mutual fund that seeks a high level of current income consistent with safety of principal. There is no guarantee that the Fund will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Fund will invest all of its assets in U.S. Government securities. In making investment decisions, the Fund's
                    "Investment Manager," Morgan Stanley Dean Witter Advisors
                    Inc., considers economic developments, interest rate trends and other factors. The Fund is not limited as to the maturities of the U.S. Government securities in which it may invest.

                    The U.S. Government securities (including zero coupon securities) that the Fund may purchase include:

                    - U.S. Treasury bills, notes and bonds, all of which are
                      direct obligations of the U.S. Government.


                    - Securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association, the Federal Housing Administration, and Resolution Funding Corporation.


                    One type of mortgage-backed security, in which the Fund may invest, is a mortgage pass-through security. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. Governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.

                    Fixed-income securities are debt securities such as bonds or notes. The issuer of the debt security borrows money from the investor who buys the security. Most debt securities pay either fixed or adjustable rates of interest at regular intervals until they mature, at which point investors get their principal back.


                    In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which trading or investment strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading strategies while not using others.

ICON                PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. The Fund's yield also will vary based on the yield of the Fund's portfolio securities. Neither the value nor the yield of the U.S. Government securities that the Fund invests in (or the value or yield of the Fund's shares) is guaranteed by the U.S. Government. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

                    FIXED-INCOME SECURITIES. Principal risks of investing in the Fund are associated with its U.S. Government securities, which are fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

                    Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.) As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.

                                        PRICE PER $1,000 OF A BOND IF
                                               INTEREST RATES:
                                        ------------------------------
                                           INCREASE        DECREASE
HOW INTEREST RATES AFFECT BOND PRICES   --------------  --------------
------------------------------------------------------
 BOND MATURITY                  COUPON    1%      2%      1%      2%
----------------------------------------------------------------------
 1 year                          N/A    $1,000  $1,000  $1,000  $1,000
----------------------------------------------------------------------
 5 years                        4.25%     $967    $934  $1,038  $1,076
----------------------------------------------------------------------
 10 years                       4.75%     $930    $867  $1,074  $1,155
----------------------------------------------------------------------
 30 years                       5.25%     $865    $756  $1,166  $1,376
----------------------------------------------------------------------

                    Coupons reflect yields on Treasury securities as of December 31, 1998. The table is not representative of price changes for mortgage-backed securities principally because of prepayment risk. In addition, the table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.

                    While the credit risk associated with U.S. Government securities is minimal, the interest rate risk can be substantial. The Fund is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially.

                    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities in which the Fund may invest have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

                    Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Investment Manager, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.
                    ZERO COUPON SECURITIES. A portion of the U.S. Government securities purchased by the Fund may be zero coupon securities with maturity dates in each case no later than ten years from the settlement date for the purchase of such security. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise.
                    A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.
                    OTHER RISKS. The performance of the Fund also will depend on whether or not the Investment Manager is successful in pursuing the Fund's investment strategy.
                    Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, governmental entity, or the FDIC.
                    YEAR 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and individual and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

                    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, governmental data processing errors may result in overall economic uncertainties. Accordingly, the Fund's investments may be adversely affected.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's Class B shares has varied from year to year over the past 10 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Fund's average annual returns with those of a broad measure of market performance over time. The Fund's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period.
(End Sidebar)
ICON                 PAST
                     PERFORMANCE
--------------------------------------------------------------------------------
                          The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.
                          ANNUAL TOTAL RETURNS -- CALENDAR YEARS

                          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989          11.10%
'90            8.49%
'91           11.43%
'92            5.76%
'93            7.13%
'94           -3.61%
'95           16.74%
'96            3.16%
'97            8.56%
'98            7.27%

                    The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 5.48% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was -3.23% (quarter ended March 31, 1994). Year-to-date total return as of March 31, 1999 was -0.23%.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR YEAR)
-------------------------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------
 Class A                                 3.13%           --              --
-------------------------------------------------------------------------------
 Class B(1)                              2.27%         5.92%           7.49%
-------------------------------------------------------------------------------
 Class C                                 6.14%           --              --
-------------------------------------------------------------------------------
 Class D                                 7.72%           --              --
-------------------------------------------------------------------------------
 Lehman Brothers General U.S.
 Government Index(2)                     9.85%         7.18%           9.17%
-------------------------------------------------------------------------------
 Lipper General U.S. Government
 Funds Index(3)                          7.85%         6.01%           7.92%
-------------------------------------------------------------------------------

1    Prior to July 28, 1997, the Fund only issued Class B shares.
2 The Lehman Brothers General U.S. Government Index is a broad-based measure of all U.S. Government and U.S. Treasury securities. The Index does not include any expenses or fees. The Index is unmanaged and should not be considered an investment.
3 The Lipper General U.S. Government Funds Index is an equally-weighted performance index of the largest-qualifying funds in the Lipper General U.S. Government Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

(Sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.

ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended December 31, 1998.
(End Sidebar)

ICON                FEES AND EXPENSES
--------------------------------------------------------------------------------
                    The Fund offers four Classes of shares: Classes A, B, C and
                    D. Each Class has a different combination of fees, expenses and other features. The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

                                                              CLASS A   CLASS B   CLASS C   CLASS D
---------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                  4.25%(1)  None     None      None
---------------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
 redemption)                                                  None(2)     5.00%(3)   1.00%(4)  None
---------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------
 Management Fee                                                0.43%     0.43%     0.43%     0.43%
---------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                         0.24%     0.75%     0.75%     None
---------------------------------------------------------------------------------------------------
 Other expenses                                                0.09%     0.09%     0.09%     0.09%
---------------------------------------------------------------------------------------------------
 Total annual Fund operating expenses                          0.76%     1.27%     1.27%     0.52%
---------------------------------------------------------------------------------------------------

1    Reduced for purchases of $25,000 and over.
2 Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed on sales made within one year after purchase, except for certain specific circumstances.
3 The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
4    Only applicable to sales made within one year after purchase.

                    EXAMPLE
                    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                    The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

                         IF YOU SOLD YOUR SHARES:                    IF YOU HELD YOUR SHARES:
                 -----------------------------------------   -----------------------------------------
                 1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------   -----------------------------------------
 CLASS A           $499      $658       $829       $1,327      $499      $658       $829       $1,327
----------------------------------------------------------   -----------------------------------------
 CLASS B           $629      $703       $897       $1,534      $129      $403       $697       $1,534
----------------------------------------------------------   -----------------------------------------
 CLASS C           $229      $403       $697       $1,534      $129      $403       $697       $1,534
----------------------------------------------------------   -----------------------------------------
 CLASS D           $ 53      $167       $291       $  653      $ 53      $167       $291       $  653
----------------------------------------------------------   -----------------------------------------

(Sidebar)
MORGAN STANLEY DEAN WITTER ADVISORS INC.

The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, has more than $129 billion in assets under management or administration as of March 31, 1999.

(End Sidebar)

ICON                FUND MANAGEMENT
--------------------------------------------------------------------------------
                    The Fund has retained the Investment Manager -- Morgan
                    Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment
                    Manager is a wholly-owned subsidiary of Morgan Stanley Dean
                    Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World
                    Trade Center, New York, New York 10048.

                    The Fund's portfolio is managed within the Investment Manager's Taxable Fixed-Income Group. Rajesh K. Gupta, a Senior Vice President of the Investment Manager, has been the primary portfolio manager of the Fund and a portfolio manager with the Investment Manager for over five years.

                    The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended December 31, 1998, the Fund accrued total compensation to the Investment Manager amounting to 0.43% of the Fund's average daily net assets.

(Sidebar)
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (800)
THE-DEAN for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at: www.deanwitter.com/funds.
(End Sidebar)

SHAREHOLDER INFORMATION

ICON                PRICING FUND SHARES
--------------------------------------------------------------------------------
                    The price of Fund shares (excluding sales charges), called
                    "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

                    The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

                    The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price.

                    An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

ICON                HOW TO BUY SHARES
--------------------------------------------------------------------------------
                    You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

                    Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

                    When you buy Fund shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your investment order in proper form. We reserve the right to reject any order for the purchase of Fund shares.

(Sidebar)
EASYINVEST-SM-
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
(End Sidebar)

MINIMUM INVESTMENT AMOUNTS
------------------------------------------------------------------------------------------------
                                                                            MINIMUM INVESTMENT
                                                                          ----------------------
 INVESTMENT OPTIONS                                                       INITIAL    ADDITIONAL
------------------------------------------------------------------------------------------------
 Regular Accounts                                                          $ 1,000      $ 100
------------------------------------------------------------------------------------------------
 Individual Retirement Accounts:     Regular IRAs                          $ 1,000      $ 100
                                     Education IRAs                           $500      $ 100
------------------------------------------------------------------------------------------------
 EASYINVEST-SM-                      (automatically from your checking
                                     or savings account or Money Market
                                     Fund)                                   $100*      $ 100*
------------------------------------------------------------------------------------------------

*    Provided your schedule of investments totals $1,000 in twelve months.

                    There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts.

                    INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER INVESTORS/CLASS D SHARES. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this PROSPECTUS.


                    THREE DAY SETTLEMENT. Fund shares are sold through the Fund's distributors. Morgan Stanley Dean Witter Distributors Inc., on a normal three business day basis; that is, your payment for Fund shares is due on the third business day (settlement day) after you place a purchase order.


                    SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

                    - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

                    - Make out a check for the total amount payable to: Morgan
                      Stanley Dean Witter U.S. Government Securities Trust.

                    - Mail the letter and check to Morgan Stanley Dean Witter
                      Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

        HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
        PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, Money Market Fund or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this PROSPECTUS for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that Fund's PROSPECTUS for its designation. For purposes of exchanges, shares of FSC Funds (subject to a front-end sales charge) are treated as Class A shares of a Multi-Class Fund.

        Exchanges may be made after shares of the Fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current PROSPECTUS for each fund describes its investment objective(s), policies and and investment minimums, should be read before investment.

        EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent - Morgan Stanley Dean Witter Trust FSB - and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative, or by calling
        (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

        An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

        The Fund may terminate or revise the exchange privilege upon required notice. Certain services normally available to shareholders of Money Market Funds, including the check writing privilege, are not available for Money Market Fund shares you acquire in an exchange.

        TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

        Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time, on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

        MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

        TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares - and the exchange into the other Fund is considered a purchase. As a result, you may realize a capital gain or loss.

        You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

        FREQUENT EXCHANGES. A pattern of frequent exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. The Fund will notify you in advance of limiting your exchange privileges.

        CDSC CALCULATIONS ON EXCHANGES. See the "Share Class Arrangements" section of this PROSPECTUS for a further discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.

        For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call (800) 869-NEWS.

                    HOW TO SELL SHARES

--------------------------------------------------------------------------------
                    You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below.


 OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
 Contact your       To sell your shares, simply call your Morgan Stanley Dean
 Financial Advisor  Witter Financial Advisor or other authorized financial representative.
                    ------------------------------------------------------------
 ICON               Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
--------------------------------------------------------------------------------
 By Letter          You can also sell your shares by writing a "letter of
                    instruction" that includes:
 ICON               - your account number;
                    - the dollar amount or the number of shares you wish to
                      sell;
                    - the Class of shares you wish to sell; and
                    - the signature of each owner as it appears on the account.
                    ------------------------------------------------------------
                    If you are requesting payment to anyone other than the
                    registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                    pre-designated bank account, you will need a signature
                    guarantee. You can obtain a signature guarantee from an
                    eligible guarantor acceptable to Morgan Stanley Dean Witter
                    Trust FSB. (You should contact Morgan Stanley Dean Witter
                    Trust FSB at (800) 869-NEWS for a determination as to
                    whether a particular institution is an eligible guarantor.)
                    A notary public CANNOT provide a signature guarantee.
                    Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                    ------------------------------------------------------------
                    Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                    P.O. Box 983, Jersey City, NJ 07303. If you hold share
                    certificates, you must return the certificates, along with the letter and any required additional documentation.
                    ------------------------------------------------------------
                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    instructions.
--------------------------------------------------------------------------------
 Systematic         If your investment in all of the Morgan Stanley Dean Witter
 Withdrawal Plan    Family of Funds has a total market value of at least
                    $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a Fund's balance (provided the amount is at least $25), on a monthly, quarterly,
                    semi-annual or annual basis, from any Fund with a balance of at least $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                    ------------------------------------------------------------
                    Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                    section of this PROSPECTUS.
                    ------------------------------------------------------------
                    To sign up for the Systematic Withdrawal Plan, contact your
                    Morgan Stanley Dean Witter Financial Advisor or call (800)
                    869-NEWS. You may terminate or suspend your plan at any
                    time. Please remember that withdrawals from the plan are
                    sales of shares, not Fund "distributions," and ultimately
                    may exhaust your account balance. The Fund may terminate or revise the plan at any time.
--------------------------------------------------------------------------------

                    PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described below, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

                    Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, payment of the sale proceeds may be delayed for the minimum time needed to verify that the check has been honored (not more than fifteen days from the time we receive the check).

                    TAX CONSIDERATIONS. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this PROSPECTUS and consult your own tax professional about the tax consequences of a sale.

                    REINSTATEMENT PRIVILEGE. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

                    INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST -SM-, if after 12 months the shareholder has invested less than $1,000 in the account.

                    However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

                    MARGIN ACCOUNTS. Certain restrictions may apply to Fund shares pledged in margin accounts with Dean Witter Reynolds or another authorized broker-dealer of Fund shares. If you hold Fund shares in this manner, please contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative for more details.

(Sidebar)
TARGETED DIVIDENDS-SM-
You may select to have your Fund distributions automatically invested in other Classes of Fund shares or Classes of another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
(End Sidebar)

ICON    DISTRIBUTIONS
--------------------------------------------------------------------------------
        The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

        The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are declared on each day the New York Stock Exchange is open for business, and distributed monthly and capital gains are distributed annually in December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

        Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, processing of your dividend checks begins immediately following the monthly payment date, and the Fund will mail a monthly dividend check to you normally during the first seven days of the following month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

ICON    TAX CONSEQUENCES
--------------------------------------------------------------------------------
        As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

        Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

        - The Fund makes distributions; and

        - You sell Fund shares, including an exchange to another Morgan Stanley Dean Witter Fund.

        TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

        Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

        TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

        When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

ICON    SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
        The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

        The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC - contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

        The chart below compares the sales charge and annual 12b-1 fee applicable to each Class:

CLASS   SALES CHARGE                              ANNUAL 12B-1 FEE
------------------------------------------------------------------
 A      Maximum 4.25% initial sales charge
        reduced for purchase of $25,000 or more;
        shares sold without an initial sales
        charge are generally subject to a 1.0%
        CDSC during the first year                          0.25%
------------------------------------------------------------------
 B      Maximum 5.0% CDSC during the first year
        decreasing to 0% after six years                    0.75%
------------------------------------------------------------------
 C      1.0% CDSC during the first year                     0.75%
------------------------------------------------------------------
 D      None                                            None
------------------------------------------------------------------

(Sidebar)
FRONT-END SALES
CHARGE OR FSC
An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges - the COMBINED PURCHASE PRIVILEGE, RIGHT OF ACCUMULATION and LETTER OF INTENT.
(End Sidebar)

                     CLASS A SHARES  Class A shares are sold at net asset value plus an initial sales charge of up to 4.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

                    The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                      FRONT-END SALES CHARGE
                                          ----------------------------------------------
                                          PERCENTAGE OF PUBLIC    APPROXIMATE PERCENTAGE
 AMOUNT OF SINGLE TRANSACTION                OFFERING PRICE         OF AMOUNT INVESTED
----------------------------------------------------------------------------------------
 Less than $25,000                                 4.25%                    4.44%
----------------------------------------------------------------------------------------
 $25,000 but less than $50,000                     4.00%                    4.17%
----------------------------------------------------------------------------------------
 $50,000 but less than $100,000                    3.50%                    3.63%
----------------------------------------------------------------------------------------
 $100,000 but less than $250,000                   2.75%                    2.83%
----------------------------------------------------------------------------------------
 $250,000 but less than $1 million                 1.75%                    1.78%
----------------------------------------------------------------------------------------
 $1 million and over                                  0                        0
----------------------------------------------------------------------------------------

                    The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

                    - A single account (including an individual, trust or
                      fiduciary account).

                    - Family member accounts (limited to husband, wife and children under the age of 21).

                    - Pension, profit sharing or other employee benefit plans of companies and their affiliates.

                    - Tax-exempt organizations.

                    - Groups organized for a purpose other than to buy mutual
                      fund shares.

                    COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

                    RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any Fund subject to the Fund's minimum initial investment requirement.

                    You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or
                    (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.


                    LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and
                    (2) the cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid.


                    OTHER FRONT-END SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories:

                    - A trust for which Morgan Stanley Dean Witter Trust FSB
                      provides discretionary trustee services.

                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

                    - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Dean Witter Reynolds' Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW Eligible Plans") which have at least 200 eligible employees.

                    - A MSDW Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

                    - A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) you sold the shares not more than 60 days prior to the purchase of Fund shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.



                    - Current or retired Directors/Trustees of the Morgan
                      Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.



                    - Current or retired directors, officers and employees of
                      Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

(Sidebar)
CONTINGENT DEFERRED SALES CHARGE OR CDSC
A fee you pay when you sell shares of certain Morgan Stanley Dean Witter Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table.
(End Sidebar)

                     CLASS B SHARES  Class B shares are offered at net asset
                    value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

 YEAR SINCE PURCHASE PAYMENT MADE              CDSC AS A PERCENTAGE OF AMOUNT REDEEMED
--------------------------------------------------------------------------------------------
 First                                                            5.0%
--------------------------------------------------------------------------------------------
 Second                                                           4.0%
--------------------------------------------------------------------------------------------
 Third                                                            3.0%
--------------------------------------------------------------------------------------------
 Fourth                                                           2.0%
--------------------------------------------------------------------------------------------
 Fifth                                                            2.0%
--------------------------------------------------------------------------------------------
 Sixth                                                            1.0%
--------------------------------------------------------------------------------------------
 Seventh and thereafter                                          None
--------------------------------------------------------------------------------------------

                    Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

                    CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:

                    - Sales of shares held at the time you die or become
                      disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.


                    - Sales in connection with the following retirement plan
                      "distributions:" (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age
                      59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or
                      (iii) a tax-free return
                      of an excess IRA contribution (a distribution does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

                    - Sales of shares held for you as a participant in a MSDW
                      Eligible Plan.

                    - Sales of shares in connection with the Systematic
                      Withdrawal Plan of up to 12% annually of the value of each Fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

                    All waivers will be granted only following the Distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.


                    DISTRIBUTION FEE. Class B shares also are subject to an annual distribution (12b-1) fee of 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross purchases by all shareholders of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares sold by all shareholders since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B.


                    CONVERSION FEATURE. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares held before May 1, 1997, however, will convert to Class A shares in May 2007.)

                    In the case of Class B shares held in a MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.

                    Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

                    If you exchange your Class B shares for shares of a Money Market Fund, No-Load Fund or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

                    EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

                    For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each Fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a Fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that Fund up to the amount of any applicable CDSC.

                    In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a Fund with a lower CDSC rate.

                     CLASS C SHARES  Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

                    DISTRIBUTION FEE. Class C shares are subject to an annual distribution (12b-1) fee of 0.75% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

                     CLASS D SHARES  Class D shares are offered without any
                    sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following investor categories:

                    - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

                    - Employee benefit plans maintained by Morgan Stanley Dean
                      Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

                    - Certain unit investment trusts sponsored by Dean Witter
                      Reynolds.

                    - Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

                    - Investors who were shareholders of the Dean Witter
                      Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.

                    MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million ($25 million for MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.

                     NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS  If you
                    receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

                     PLAN OF DISTRIBUTION (RULE 12B-1 FEES)  The Fund has
                    adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

        The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

        This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------------
 FOR THE YEAR ENDED DECEMBER 31,                                  1998        1997*        1996         1995        1994
----------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                            $  9.10     $  8.92     $   9.21     $   8.41     $    9.31
----------------------------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                           0.54        0.56         0.56         0.57          0.58
    Net realized and unrealized gain (loss)                         0.10        0.18        (0.29)        0.80         (0.90)
                                                                 -------     -------     --------     --------   -----------
 Total income (loss) from investment operations                     0.64        0.74         0.27         1.37         (0.32)
----------------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income                         (0.54)      (0.56)       (0.56)       (0.57)        (0.58)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $  9.20     $  9.10     $   8.92     $   9.21     $    8.41
----------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                      7.27%       8.56%        3.16%       16.74%        (3.51)%
----------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                                           1.27%(1)    1.26%        1.25%        1.24%         1.22%
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                                              5.94%(1)    6.22%        6.28%        6.44%         6.57%
----------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions                          $ 4,996     $ 5,429     $  6,450     $  7,955     $   8,211
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              14%          4%           8%          14%           26%
----------------------------------------------------------------------------------------------------------------------------

* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

CLASS A SHARES
---------------------------------------------------------------------------------------------
                                         FOR THE YEAR ENDED    FOR THE PERIOD JULY 28, 1997*
 SELECTED PER SHARE DATA:                 DECEMBER 31, 1998      THROUGH DECEMBER 31, 1997
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 9.09                     $ 9.03
---------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                         0.59                       0.25
    Net realized and unrealized gain              0.09                       0.06
                                               -------                    -------
 Total income from investment
 operations                                       0.68                       0.31
---------------------------------------------------------------------------------------------
 Less dividends from net investment
 income                                          (0.59)                     (0.25)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                 $ 9.18                     $ 9.09
---------------------------------------------------------------------------------------------

 TOTAL RETURN+                                    7.70%                      3.50%(1)
---------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------
 Expenses                                         0.76%(3)                   0.77%(2)
---------------------------------------------------------------------------------------------
 Net investment income                            6.45%(3)                   6.57%(2)
---------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------
 Net assets, end of period, in
 thousands                                      $58,538                    $20,841
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                            14%                         4%
---------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 9.17                     $ 9.03
---------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                         0.55                       0.23
    Net realized and unrealized gain              0.09                       0.14
                                               -------                    -------
 Total income from investment
 operations                                       0.64                       0.37
---------------------------------------------------------------------------------------------
 Less dividends from net investment
 income                                          (0.55)                     (0.23)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                 $ 9.26                     $ 9.17
---------------------------------------------------------------------------------------------

 TOTAL RETURN+                                    7.14%                      4.14%(1)
---------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------
 Expenses                                         1.27%(3)                   1.25%(2)
---------------------------------------------------------------------------------------------
 Net investment income                            5.94%(3)                   5.81%(2)
---------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------
 Net assets, end of period, in
 thousands                                      $17,087                    $4,385
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                            14%                         4%
---------------------------------------------------------------------------------------------

* The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

CLASS D SHARES
---------------------------------------------------------------------------------------------
                                         FOR THE YEAR ENDED    FOR THE PERIOD JULY 28, 1997*
 SELECTED PER SHARE DATA:                 DECEMBER 31, 1998      THROUGH DECEMBER 31, 1997
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 9.11                     $ 9.03
---------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                         0.61                       0.27
    Net realized and unrealized gain              0.07                       0.08
                                               -------                    -------
 Total income from investment
 operations                                       0.68                       0.35
---------------------------------------------------------------------------------------------
 Less dividends from net investment
 income                                          (0.61)                     (0.27)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                 $ 9.18                     $ 9.11
---------------------------------------------------------------------------------------------

 TOTAL RETURN+                                    7.72%                      3.87%(1)
---------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------
 Expenses                                         0.52%(3)                   0.52%(2)
---------------------------------------------------------------------------------------------
 Net investment income                            6.69%(3)                   6.91%(2)
---------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------
 Net assets, end of period, in
 thousands                                     $20,392                    $11,367
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                            14%                         4%
---------------------------------------------------------------------------------------------

*The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

NOTES

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                   -------------------------------------------------------------

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS

                             The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!

--------------------------------------------------------------------------------
 GROWTH FUNDS
--------------------------------

GROWTH FUNDS
Aggressive Equity Fund
American Opportunities Fund
Capital Growth Securities
Developing Growth Securities
Equity Fund
Growth Fund
Market Leader Trust
Mid-Cap Growth Fund
Special Value Fund
Value Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities
Precious Metals and Minerals Trust
Utilities Fund

GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas" Portfolio
European Growth Fund
Fund of Funds - International Portfolio
Global Dividend Growth Securities
Global Utilities Fund
International SmallCap Fund
Japan Fund
Pacific Growth Fund

--------------------------------------------------------------------------------
 GROWTH AND INCOME FUNDS
--------------------------------
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Fund of Funds - Domestic Portfolio
Income Builder Fund
Mid-Cap Dividend Growth Securities
S&P 500 Index Fund
S&P 500 Select Fund

Strategist Fund
Value-Added Market Series/Equity Portfolio

Theme Funds


Global Utilities Fund


Real Estate Fund


Utilities Fund


--------------------------------------------------------------------------------
 INCOME FUNDS
--------------------------------

GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund (NL)

GLOBAL INCOME FUNDS
World Wide Income Trust

TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust

--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
--------------------------------

TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund (MM)
U.S. Government Money Market Trust (MM)

TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust (MM)

N.Y. Municipal Money Market Trust (MM)
Tax-Free Daily Income Trust (MM)

Unless otherwise noted, there may be Funds created after this PROSPECTUS was published. Please consult the inside front cover of a new Fund's PROSPECTUS for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of Funds are:
NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

MORGAN STANLEY DEAN WITTER
U.S. GOVERNMENT SECURITIES TRUST

(Sidebar)
TICKER SYMBOLS:

CLASS A:  USGAX
-------------------
CLASS B:  USGBX
-------------------
CLASS C:  USGCX
-------------------
CLASS D:  USGDX
-------------------
(End Sidebar)

                    Additional information about the Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                           (800) 869-NEWS

                    You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                                      WWW.DEANWITTER.COM/FUNDS

                    Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


(INVESTMENT COMPANY ACT FILE NO. 811-3870)

STATEMENT OF ADDITIONAL INFORMATION                                 MORGAN
MAY 1, 1999                                                         STANLEY
                                                                    DEAN WITTER
                                                                    U.S.
                                                                    GOVERNMENT
                                                                    SECURITIES
                                                                    TRUST

--------------------------------------------------------------------------------

    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS (dated May 1, 1999) for the Morgan Stanley Dean Witter U.S. Government Securities Trust may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.

Morgan Stanley Dean Witter
U.S. Government Securities Trust
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I. Fund History........................................................................          4
II. Description of the Fund and Its Investments and Risks..............................          4
  A. Classification....................................................................          4
  B. Investment Strategies and Risks...................................................          4
  C. Fund Policies/Investment Restrictions.............................................          5
III. Management of the Fund............................................................          6
  A. Board of Trustees.................................................................          6
  B. Management Information............................................................          6
  C. Compensation......................................................................         11
IV. Control Persons and Principal Holders of Securities................................         13
V. Investment Management and Other Services............................................         14
  A. Investment Manager................................................................         14
  B. Principal Underwriter.............................................................         14
  C. Services Provided by the Investment Manager and Fund Expenses Paid by Third
   Parties.............................................................................         15
  D. Dealer Reallowances...............................................................         16
  E. Rule 12b-1 Plan...................................................................         16
  F. Other Service Providers...........................................................         20
VI. Brokerage Allocation and Other Practices...........................................         20
  A. Brokerage Transactions............................................................         20
  B. Commissions.......................................................................         20
  C. Brokerage Selection...............................................................         21
  D. Directed Brokerage................................................................         21
  E. Regular Broker-Dealers............................................................         21
VII. Capital Stock and Other Securities................................................         21
VIII. Purchase, Redemption and Pricing of Shares.......................................         22
  A. Purchase/Redemption of Shares.....................................................         22
  B. Offering Price....................................................................         23
IX. Taxation of the Fund and Shareholders..............................................         24
X. Underwriters........................................................................         25
XI. Calculation of Performance Data....................................................         26
XII. Financial Statements..............................................................         27

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.

"FUND"--Morgan Stanley Dean Witter U.S. Government Securities Trust, a registered open-end investment company.

"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

    The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on September 29, 1983, with the name Dean Witter U.S. Government Securities Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter U.S. Government Securities Trust.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company whose investment objective is a high level of current income.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies," and "Principal Risks."

    COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in "CMOs"-- collateralized mortgage obligations. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a specific fixed or floating coupon rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the collection, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Fund may invest in any class of CMO.

    In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. Certain CMOs may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

    Certain mortgage-backed securities in which the Fund may invest (e.g., certain classes of CMOs) may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

    In addition, the purchase or retention of stripped mortgage-backed securities, CMOs and REMICs investments will be made only in conformity with the provisions of Section 703.5 of the National Credit Union Administration Rules and Regulations, as such provisions became effective on December 2, 1991.

    MONEY MARKET SECURITIES. In addition to the short-term fixed-income securities in which the Fund may otherwise invest in, the Fund may invest in various money market securities for cash management purposes, which are limited to U.S. Government securities.

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States. Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place between one month and 120 days after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

    YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

C. FUND POLICIES/INVESTMENT RESTRICTIONS

    The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund will:

         1.  Seek high current income consistent with safety of principal.

    The Fund may not:

         1. Purchase any securities other than obligations issued or guaranteed by the United States Government. Such obligations are backed by the full faith and credit of the United States. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations.

         2. Borrow money except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) at the time the borrowing is made. It is the Fund's current intention not to borrow for other than meeting redemptions requests. Borrowings in excess of 5% will be repaid before additional investments are made. Interest on borrowings will reduce net investment income.

         3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount not exceeding 10% of the value of its net assets but only to secure borrowings for temporary or emergency purposes.

         4.  Sell securities short or purchase securities on margin.

         5. Make loans to others except through the purchase of debt obligations in accordance with the Fund's investment objective and policies.

         6. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have a senior security by reason of (a) borrowing money in accordance with restriction (2) described above, or (b) by purchasing securities on a when-issued or delayed delivery basis or purchasing or selling securities on a forward commitment basis.

         7. Underwrite the securities of other issuers or purchase restricted securities.

         8. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS. The Board of the Fund consists of eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with the Investment Manager. All of the Independent Trustees also serve as Independent Trustees of "Discover Brokerage Index Series," a mutual fund for which the Investment Manager is the investment advisor. Three of the six Independent Trustees are also Independent Trustees of certain other mutual funds, referred to as the "TCW/DW Funds," for which MSDW Services Company is the manager and TCW Funds Management, Inc. is the investment advisor.



    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 85 Morgan Stanley Dean Witter Funds, the 11 TCW/DW Funds and Discover Brokerage Index Series, are shown below.



  NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
----------------------------------------------  ------------------------------------------------------------------
Michael Bozic (58) ...........................  Vice Chairman of Kmart Corporation (since December, 1998);
Trustee                                         Director or Trustee of the Morgan Stanley Dean Witter Funds and
c/o Kmart Corporation                           Discover Brokerage Index Series; formerly Chairman and Chief
3100 West Big Beaver Road                       Executive Officer of Levitz Furniture Corporation (November,
Troy, Michigan                                  1995-November, 1998) and President and Chief Executive Officer of
                                                Hills Department Stores (May, 1991-July, 1995); formerly variously
                                                Chairman, Chief Executive Officer, President and Chief Operating
                                                Officer (1987-1991) of the Sears Merchandise Group of Sears, Roe-
                                                buck and Co.; Director of Eaglemark Financial Services, Inc. and
                                                Weirton Steel Corporation.

Charles A. Fiumefreddo* (65) .................  Chairman, Director or Trustee and Chief Executive Officer of the
Chairman of the Board, President,               Morgan Stanley Dean Witter Funds, the TCW/DW Funds and Discover
Chief Executive Officer and Trustee             Brokerage Index Series; formerly Chairman, Chief Executive Officer
Two World Trade Center                          and Director of the Investment Manager, the Distributor and MSDW
New York, New York                              Services Company; Executive Vice President and Director of Dean
                                                Witter Reynolds; Chairman and Director of the Transfer Agent;
                                                formerly Director and/or officer of various MSDW subsidiaries
                                                (until June, 1998).

Edwin J. Garn (66) ...........................  Director or Trustee of the Morgan Stanley Dean Witter Funds and
Trustee                                         Discover Brokerage Index Series; formerly United States Senator
c/o Huntsman Corporation                        (R-Utah)(1974-1992) and Chairman, Senate Banking Committee
500 Huntsman Way                                (1980-1986); formerly Mayor of Salt Lake City, Utah (1971-1974);
Salt Lake City, Utah                            formerly Astronaut, Space Shuttle Discovery (April 12-19, 1985);
                                                Vice Chairman, Huntsman Corporation; Director of Franklin Covey
                                                (time management systems), John Alden Financial Corp. (health insurance), United Space Alliance (joint venture between Lockheed
                                                Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

  NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
----------------------------------------------  ------------------------------------------------------------------
Wayne E. Hedien (65) .........................  Retired; Director or Trustee of the Morgan Stanley Dean Witter
Trustee                                         Funds; Trustee of Discover Brokerage Index Series; Director of The
c/o Gordon Altman Butowsky                      PMI Group, Inc. (private mortgage insurance); Trustee and Vice
Weitzen Shalov & Wein                           Chairman of The Field Museum of Natural History; formerly
Counsel to the Independent Trustees             associated with the Allstate Companies (1966-1994), most recently
114 West 47th Street                            as Chairman of The Allstate Corporation (March, 1993-December,
New York, New York                              1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July, 1989-December,
                                                1994); director of various other business and charitable
                                                organizations.

Dr. Manuel H. Johnson (50) ...................  Senior Partner, Johnson Smick International, Inc., a consulting
Trustee                                         firm; Co-Chairman and a founder of the Group of Seven Council
c/o Johnson Smick International, Inc.           (G7C), an international economic commission; Chairman of the Audit
1133 Connecticut Avenue, N.W.                   Committee and Director of Trustee of the Morgan Stanley Dean
Washington, D.C.                                Witter Funds, the TCW/DW Funds and Discover Brokerage Index
                                                Series; Director of Greenwich Capital Markets, Inc.
                                                (broker-dealer) and NVR, Inc. (home construction); Chairman and
                                                Trustee of the Financial Accounting Foundation (oversight
                                                organization of the Financial Accounting Standards Board);
                                                formerly Vice Chairman of the Board of Governors of the Federal
                                                Reserve System (1986-1990) and Assistant Secretary of the U.S.
                                                Treasury.

Michael E. Nugent (62) .......................  General Partner, Triumph Capital, L.P., a private investment
Trustee                                         partnership; Chairman of the Insurance Committee and Director or
c/o Triumph Capital, L.P.                       Trustee of the Morgan Stanley Dean Witter Funds, the TCW/DW Funds
237 Park Avenue                                 and Discover Brokerage Index Series; formerly Vice President,
New York, New York                              Bankers Trust Company and BT Capital Corporation (1984-1988);
                                                director of various business organizations.

Philip J. Purcell* (55) ......................  Chairman of the Board of Directors and Chief Executive Officer of
Trustee                                         MSDW, Dean Witter Reynolds and Novus Credit Services Inc.;
1585 Broadway                                   Director of the Distributor; Director or Trustee of the Morgan
New York, New York                              Stanley Dean Witter Funds, and Discover Brokerage Index Series;
                                                Director and/or officer of various MSDW subsidiaries.

John L. Schroeder (68) .......................  Retired; Chairman of the Insurance Committee and Director or
Trustee                                         Trustee of the Morgan Stanley Dean Witter Funds, the TCW/DW Funds
c/o Gordon Altman Butowsky                      and Discover Brokerage Index Series; Director of Citizens
Weitzen Shalov & Wein                           Utilities Company; formerly Executive Vice President and Chief
Counsel to the Independent Trustees             Investment Officer of the Home Insurance Company (August,
114 West 47th Street                            1991-September, 1995).
New York, New York

  NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
----------------------------------------------  ------------------------------------------------------------------
Mitchell M. Merin (45) .......................  President and Chief Operating Officer of Asset Management of MSDW
President                                       (since December, 1998); President and Director (since April, 1997)
Two World Trade Center                          and Chief Executive Officer (since June, 1998) of the Investment
New York, New York                              Manager and MSDW Services Company; Chairman, Chief Executive
                                                Officer and Director of the Distributor (since June, 1998);
                                                Chairman and Chief Executive Officer (since June, 1998) and
                                                Director (since January, 1998) of the Transfer Agent; Director of various MSDW subsidiaries; President of the Morgan Stanley Dean
                                                Witter Funds, the TCW/DW Funds and Discover Brokerage Index Series
                                                since May, 1999); previously Chief Strategic Officer of the investment Manager and MSDW Services Company and Executive Vice
                                                President of the Distributor (April, 1997-June, 1998), Vice
                                                President of the Morgan Stanley Dean Witter Funds, the TCW/DW
                                                Funds and Discover Brokerage Index Series (May, 1997-April, 1999),
                                                and Executive Vice President of Dean Witter, Discover & Co.

Barry Fink (44) ..............................  Senior Vice President (since March, 1997) and Secretary and
Vice President,                                 General Counsel (since February, 1997) and Director (since July,
Secretary and General Counsel                   1998) of the Investment Manager and MSDW Services Company; Senior
Two World Trade Center                          Vice President (since March, 1997) and Assistant Secretary and
New York, New York                              Assistant General Counsel (since February, 1997) of the
                                                Distributor; Assistant Secretary of Dean Witter Reynolds (since
                                                August, 1996); Vice President, Secretary and General Counsel of
                                                the Morgan Stanley Dean Witter Funds and the TCW/DW Funds (since
                                                February, 1997); Vice President, Secretary and General Counsel of
                                                Discover Brokerage Index Series; previously First Vice President
                                                (June, 1993-February, 1997), Vice President and Assistant
                                                Secretary and Assistant General Counsel of the Investment Manager
                                                and MSDW Services Company and Assistant Secretary of the Morgan
                                                Stanley Dean Witter Funds and the TCW/DW Funds.

Rajesh K. Gupta (38) .........................  Senior Vice President of the Investment Manager; Vice President of
Vice President                                  various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York

Thomas F. Caloia (53) ........................  First Vice President and Assistant Treasurer of the Investment
Treasurer                                       Manager and MSDW Services Company; Treasurer of the Morgan Stanley
Two World Trade Center                          Dean Witter Funds, the TCW/DW Funds and Discover Brokerage Index
New York, New York                              Series.


------------
*Denotes Trustees who are "interested persons" of the Fund as defined by the Investment Company Act.


    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent and PETER M. AVELAR, JONATHAN R. PAGE and JAMES F. WILLISON, Senior Vice Presidents of the Investment Manager, are Vice Presidents of the Fund.

    In addition, FRANK BRUTTOMESSO, MARILYN K. CRANNEY, LOUANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, TODD LEBO, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.

    INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Morgan Stanley Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so. All of the Independent Trustees serve as members of the Audit Committee. Three of them also serve as members of the Derivatives Committee. In addition, three of the Trustees, including two Independent Trustees, serve as members of the Derivatives Committee and the Insurance Committee.

    The Independent Trustees are charged with recommending to the full Board approval of man-agement, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allo-cations, as well as other matters that arise from time to time. The Independent Trustees are re-quired to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; re-viewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent ac-countants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

    The Board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

    Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Dean Witter Funds.

    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION


    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fee of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.


    The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended December 31, 1998.

FUND COMPENSATION

                                                                     AGGREGATE
                                                                    COMPENSATION
                                                                      FROM THE
NAME OF INDEPENDENT TRUSTEE                                             FUND
------------------------------------------------------------------  ------------
Michael Bozic.....................................................    $ 1,450
Edwin J. Garn.....................................................      1,600
Wayne E. Hedien...................................................      1,600
Dr. Manuel H. Johnson.............................................      1,550
Michael E. Nugent.................................................      1,600
John L. Schroeder.................................................      1,600


    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for services to the 85 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Johnson, Nugent and Schroeder, the 11 TCW/DW Funds that were in operation at December 31, 1998. With respect to Messrs. Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. No compensation was paid to the Fund's Independent Trustees by Discover Brokerage Index Series for the calendar year ended December 31, 1998.

    CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS

                                                                    TOTAL CASH
                                                                   COMPENSATION
                                                                   FOR SERVICES
                               FOR SERVICE                              TO
                              AS DIRECTOR OR                         85 MORGAN
                               TRUSTEE AND       FOR SERVICE AS    STANLEY DEAN
                             COMMITTEE MEMBER     TRUSTEE AND      WITTER FUNDS
                               OF 85 MORGAN     COMMITTEE MEMBER      AND 11
NAME OF                        STANLEY DEAN       OF 11 TCW/DW        TCW/DW
INDEPENDENT TRUSTEE            WITTER FUNDS          FUNDS             FUNDS
---------------------------  ----------------   ----------------   -------------
Michael Bozic..............      $120,150           --               $120,150
Edwin J. Garn..............       132,450           --                132,450
Wayne E. Hedien............       132,350           --                132,350
Dr. Manuel H. Johnson......       128,400            62,331           190,731
Michael E. Nugent..........       132,450            62,131           197,581
John L. Schroeder..........       132,450            64,731           197,181

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board(1). "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.

    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended December 31, 1998 and by the 55 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of December 31, 1998 and from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1998.

   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS

                                          FOR ALL ADOPTING FUNDS          RETIREMENT BENEFITS       ESTIMATED ANNUAL
                                     ---------------------------------    ACCRUED AS EXPENSES           BENEFITS
                                        ESTIMATED                                                   UPON RETIREMENT2
                                     CREDITED YEARS       ESTIMATED      ---------------------     -------------------
                                      OF SERVICE AT     PERCENTAGE OF                BY ALL          FROM     FROM ALL
                                       RETIREMENT         ELIGIBLE       BY THE     ADOPTING         THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE           (MAXIMUM 10)      COMPENSATION      FUND       FUNDS           FUND      FUNDS
-----------------------------------  ---------------   ---------------   ------   ------------     --------   --------
Michael Bozic......................          10             60.44%       $ 396    $     22,377      $   997   $ 52,250
Edwin J. Garn......................          10             60.44          599          35,225          997     52,250
Wayne E. Hedien....................           9             51.37          740          41,979          848     44,413
Dr. Manuel H. Johnson..............          10             60.44          240          14,047          997     52,250
Michael E. Nugent..................          10             60.44          421          25,336          997     52,250
John L. Schroeder..................           8             50.37          807          45,117          838     44,343

------------------------

1 An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

2 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote 1 above.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    The following owned more than 5% of the outstanding shares of Class A of the Fund on April 6, 1999: Meridian Charter Township, Attn: Thomas E. Klunzinger Treasure, 5151 Marsh Road, Okomos MI 48864 - 6.28%. The following owned more than 5% of the outstanding shares of Class D of the Fund on April 6, 1999:
Mellon Bank N.A., Mutual Funds, P.O. Box 3198, Pittsburgh, PA 15230, as trustee of the Morgan Stanley Dean Witter START Plan, an employee benefit plan established under sections 401 (a) and 401(k) of the Internal Revenue Code for the benefit of certain employees of MSDW and its subsidiaries - 44.77%; Morgan Stanley Dean Witter Trust FSB Trustee Kulicke & Soffa IND Inc. Incentive Savings Plan, P.O. Box 957, Jersey City, NJ 07303 - 13.33%; MSDW Trust as trustee Bulkmatic 401(k), P.O. Box 957, Jersey City, NJ 07303 - 6.41%.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER

    The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the Fund's daily net assets:

       -0.50% of the portion of the daily net assets of the Fund not exceeding $1 billion;
       -0.475% of the portion of the Fund's daily net assets exceeding $1 billion but not exceeding $1.5 billion;
       -0.45% of the portion of the Fund's daily net assets exceeding
        $1.5 billion but not exceeding $2 billion;
       -0.425% of the portion of the Fund's daily net assets exceeding $2 billion but not exceeding $2.5 billion;
       -0.40% of the portion of the Fund's daily net assets exceeding
        $2.5 billion but not exceeding $5 billion;
       -0.375% of the portion of the Fund's daily net assets exceeding $5 billion but not exceeding $7.5 billion;
       -0.35% of the portion of the Fund's daily net assets exceeding
        $7.5 billion but not exceeding $10 billion;
       -0.325% of the portion of the Fund's daily net assets exceeding
        $10 billion but not exceeding $12.5 billion; and -0.30% of the portion of the Fund's daily net assets exceeding
        $12.5 billion.

    The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. For the fiscal years ended December 31, 1996, 1997 and 1998, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $29,579,546, $24,916,951 and $22,607,800, respectively.

    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER

    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES

    The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

    Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

    The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees.

D. DEALER REALLOWANCES

    Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

E. RULE 12B-1 PLAN

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25% and 0.75% of the average daily net assets of Class A and Class C, respectively, and, with respect to Class B, 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestment of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived, or (b) the average daily net assets of Class B.

    The Distributor also receives the proceeds of front-end sales charges ("FSCs") and of contingent deferred sales charges ("CDSCs") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Dean Witter Reynolds received the proceeds of CDSCs and FSCs, for the last three fiscal years ended December 31, in approximate amounts as provided in the table below (the Distributor did not retain any of these amounts).

                                                1998                      1997                    1996
                                       -----------------------    --------------------    --------------------
Class A............................    FSCs: (1)      $ 64,425    FSCs:       $159,161    FSCs:          N/A(2)
                                       CDSCs:         $  9,698    CDSCs:      $     25    CDSCs:         N/A(2)
Class B............................    CDSCs:         $3,058,326  CDSCs:      $5,836,190  CDSCs:      $8,964,262
Class C............................    CDSCs:         $ 19,701    CDSCs:      $  7,040    CDSCs:         N/A(2)

------------------------

1    FSCs apply to Class A only.

2    This Class commenced operations on July 28, 1997.

    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.20% of the average daily net assets of Class B and 0.25% of the average daily net assets of Class C are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.

    Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. Class B shares of the Fund accrued amounts payable to the Distributor under the Plan, during the fiscal year ended December 31, 1998, of $38,748,945. This amount is equal to 0.75% of the average daily net assets of Class B for the fiscal year and was calculated pursuant to clause (b) of the compensation formula under the Plan. For the fiscal year ended December 31, 1998, Class A and Class C shares of the Fund accrued payments under the Plan amounting to $91,004 and $77,373, respectively, which amounts are equal to 0.24% and 0.75% of the average daily net assets of Class A and Class C, respectively, for the fiscal year.

    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes, each with a different distribution arrangement.

    With respect to Class A shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 4.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.20% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which the Transfer Agent serves as Trustee or Dean Witter Reynolds Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("MSDW Eligible Plans"), the Investment Manager compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.

    With respect to Class B shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 4.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.20% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased by MSDW Eligible Plans, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

    With respect to Class C shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 0.75% of the current value of the respective accounts for which they are the Financial Advisors of record.

    With respect to Class D shares other than shares held by participants in the Investment Manager's mutual fund asset allocation program, the Investment Manager compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the Investment Manager's mutual fund asset allocation program).

    The gross sales credit is a charge which reflects commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including (a) the expenses of operating Dean Witter Reynolds's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other expenses relating to branch promotion of Fund sales.

    The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.

    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 0.75%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.

    Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended December 31, 1998 to the Distributor. The Distributor and Dean Witter Reynolds estimate that they have spent, pursuant to the Plan, $1,185,635,388 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways:
(i) 0.67% ($7,929,520)--advertising and promotional expenses; (ii) 0.12% ($1,434,871)--printing of prospectuses for distribution to other than current shareholders; and (iii) 99.21% ($1,176,270,997)--other expenses, including the gross sales credit and the carrying charge, of which 14.81% ($174,182,270) represents carrying charges, 34.84% ($409,854,289) represents commission credits to Dean Witter Reynolds branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other authorized financial representatives, and 50.35% ($592,234,438) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and Class C for distribution during the fiscal year ended December 31, 1998 were for expenses which relate to compensation of sales personnel and associated overhead expenses.

    In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by Dean Witter Reynolds which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares, totaled $8,899,443 as of December 31, 1998 (the end of the Fund's fiscal year), which was equal to 0.18% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.

    In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale totaled $47,595 in the case of Class C at December 31, 1998 (the end of the calendar year), which amount was equal to 0.28% of the net assets of Class C on such date, and that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.

    No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company
Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

F. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Fund's assets. Any of the Fund's cash balances with either Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

    PricewaterhouseCoopers LLP 1177 Avenue of the Americas, New York, New York 10036 serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

(3) AFFILIATED PERSONS


    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees of the Fund, the Investment Manager is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. The Fund's portfolio transactions will occur primarily with issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are normally on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices. Options and futures transactions will usually be effected through a broker and a commission will be charged.

    For the fiscal years ended December 31, 1996, 1997 and 1998, the Fund did not pay any brokerage commissions.

B. COMMISSIONS

    Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government Securities. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

    During the fiscal years ended December 31, 1996, 1997 and 1998, the Fund did not effect any principal transactions with Dean Witter Reynolds.

    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transac-tions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

    During the fiscal years ended December 31, 1996, 1997 and 1998, the Fund did not effect any securities transactions through an affiliated broker or dealer.

C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

    In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.

    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.

D. DIRECTED BROKERAGE

    During the fiscal year ended December 31, 1998, the Fund did not pay any brokerage commissions to brokers because of research services provided.

E. REGULAR BROKER-DEALERS

    During the fiscal year ended December 31, 1998, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At December 31, 1998, the Fund did not own any securities issued by any of such issuers.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, Class A, Class B and Class C bear expenses related to the distribution of their respective shares.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the PROSPECTUS.

    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

    All of the Trustees have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

B. OFFERING PRICE

    The Fund's Class B, Class C and Class D shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's Distributor, Dean Witter Reynolds and other authorized dealers as described in "Section V. Investment Management and Other Services-- E. Rule 12b-1 Plan."

    The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.

    In the calculation of the Fund's net asset value: (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price prior to the time of valuation, and (2) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees (valuation of securities for which market quotations are not readily available may also be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors).

    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

    Certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

    Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

    INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

    The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

    Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

    Gains or losses on the Fund's transactions in listed non-equity options, futures and options on futures generally are treated as 60% long-term and 40% short-term. When the Fund engages in options and futures transactions, various tax rules may accelerate or defer recognition of certain gains and losses, change the character of certain gains or losses, or alter the holding period of other investments held by the Fund. The application of these rules would therefore also affect the amount, timing and character of distributions made by the Fund.

    Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such accrued discount as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.

    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The Taxpayer Relief Act of 1997 reduced the maximum tax on long-term capital gains applicable to individuals from 28% to 20%.

    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short term capital gains.

    After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of any dividends eligible for the federal dividends received deduction for corporations.

    PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

    Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

    Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.

    If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    From time to time the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. Yield is calculated for any 30-day period as follows: the amount of interest income for each security in the Fund's portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Fund's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income" of each Class. The resulting amount is divided by the product of the maximum offering price per share on the last day of the period, multiplied by the average number of shares of the applicable Class outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. For the 30-day period ended December 31, 1998, the yield, calculated pursuant to the formula described above, was approximately 5.65%, 5.39%, 5.39% and 6.16% for Class A, Class B, Class C and Class D, respectively.

    The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any contingent deferred sales charge ("CDSC") at the end of the one, five, ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. The average annual total returns for Class B for the one, five and ten year periods ended December 31, 1998 were 2.27%, 5.92% and 7.49%, respectively. The average annual total returns of Class A for the fiscal year ended December 31, 1998 and for the period July 28, 1997 (inception of the Class) through December 31, 1998 were 3.13% and 4.67%, respectively. The average annual total returns of Class C for the fiscal year ended December 31, 1998 and for the period July 28, 1997 (inception of the Class) through December 31, 1998 were 6.14% and 7.98%, respectively. The average annual total returns of Class D for the fiscal year ended December 31, 1998 and for the period July 28, 1997 (inception of the Class) through December 31, 1998 were 7.72% and 8.20%, respectively.

    In addition, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the average annual total returns of Class B for the one, five and ten year periods ended December 31, 1998, were 7.27%, 6.24% and 7.49%, respectively. The average annual total returns of Class A for the fiscal year ended December 31, 1998 and for the period July 28, 1997 through December 31, 1998 were 7.70% and 7.91%, respectively. The average annual total returns of Class C for the fiscal year ended December 31, 1998 and for the period July 28, 1997 through December 31, 1998 were 7.14% and 7.98%, respectively. The average annual total returns of Class D for the fiscal year ended December 31, 1998 and for the period July 28, 1997 through December 31, 1998 were 7.72% and 8.20%, respectively.

    In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the aggregate total returns for Class B for the one, five and ten year period ended December 31, 1998, were 7.27%, 35.31% and 105.91%, respectively. The total returns of Class A for the fiscal year ended December 31, 1998 and for the period July 28, 1997 through December 31, 1998 were 7.70% and 11.47%, respectively.

The total returns of Class C for the fiscal year ended December 31, 1998 and for the period July 28, 1997 through December 31, 1998 were 7.14% and 11.58%, respectively. The total returns of Class D for the fiscal year ended December 31, 1998 and for the period July 28, 1997 through December 31, 1998 were 7.72% and 11.90%, respectively.

    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,575, $48,250 and $97,250 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown to the following amounts at December 31, 1998:

                                                                                  INVESTMENT AT INCEPTION OF:
                                                                   INCEPTION   ---------------------------------
CLASS                                                                DATE:      $10,000    $50,000    $100,000
-----------------------------------------------------------------  ----------  ---------  ---------  -----------
Class A..........................................................    07/28/97  $  10,673  $  53,784  $   108,405
Class B..........................................................    06/29/84     31,244    156,220      312,440
Class C..........................................................    07/28/97     11,158     55,790      111,580
Class D..........................................................    07/28/97     11,190     55,750      111,900


    The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    EXPERTS. The financial statements of the Fund for the fiscal year ended December 31, 1998 included in this STATEMENT OF ADDITIONAL INFORMATION and incorporated by reference in the PROSPECTUS have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

PRINCIPAL                                       DESCRIPTION
AMOUNT IN                                           AND                                           COUPON
THOUSANDS                                      MATURITY DATE                                       RATE        VALUE
-------------------------------------------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES (66.4%)
            Government National Mortgage Assoc. I (65.5%)
$   25,250  12/15/28............................................................................   6.00%   $   25,029,060
    50,000  *...................................................................................   6.00        49,515,625
   286,158  12/15/22............................................................................   6.50       288,930,055
 1,387,277  11/15/17............................................................................   7.00     1,418,923,770
   641,620  11/15/02 - 10/15/16.................................................................   7.50       661,470,131
   222,525  10/15/16 - 01/15/20.................................................................   8.00       231,147,703
   223,063  07/15/06 - 01/15/20.................................................................   8.50       236,446,536
   164,570  07/15/16 - 01/15/20.................................................................   9.00       175,575,138
   107,705  07/15/13 - 04/15/18.................................................................   9.50       116,220,299
   119,848  12/15/10 - 09/15/16.................................................................  10.00       130,821,592
       349  10/15/13............................................................................  12.50           398,484
                                                                                                           --------------
                                                                                                            3,334,478,393
                                                                                                           --------------

            Government National Mortgage Assoc. II (0.8%)
    38,984  01/20/24............................................................................   6.50        39,117,792
       775  03/20/26............................................................................   7.00           787,709
                                                                                                           --------------
                                                                                                               39,905,501
                                                                                                           --------------

            Government National Mortgage Assoc. GPM I (0.1%)
     4,755  12/15/13 - 04/15/14.................................................................  12.25         5,493,884
                                                                                                           --------------

            TOTAL MORTGAGE-BACKED SECURITIES
            (IDENTIFIED COST $3,262,739,029)............................................................    3,379,877,778
                                                                                                           --------------

            U.S. GOVERNMENT OBLIGATIONS (25.1%)
            U.S. Treasury Notes (9.9%)
    50,000  05/31/03............................................................................   5.50        51,625,000
    75,000  08/15/07............................................................................   6.125       81,898,500
     2,300  05/31/99............................................................................   6.25         2,314,858
    60,000  02/15/07............................................................................   6.25        65,788,200
     9,300  05/15/99............................................................................   6.375        9,357,474
     4,000  07/15/99............................................................................   6.375        4,037,480
     1,050  09/30/01............................................................................   6.375        1,096,841
   104,800  05/31/99............................................................................   6.75       105,665,648
    47,300  04/15/99............................................................................   7.00        47,609,815
   133,000  02/15/99............................................................................   8.875      133,615,790
                                                                                                           --------------
                                                                                                              503,009,606
                                                                                                           --------------

            U.S. Treasury Principal Strips (15.2%)
    13,000  05/15/03............................................................................   0.00        10,606,180
   123,000  02/15/04**..........................................................................   0.00        96,946,140
   380,000  05/15/04............................................................................   0.00       295,514,600
   385,000  08/15/04............................................................................   0.00       295,499,050
    75,000  11/15/04............................................................................   0.00        56,878,500

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL                                       DESCRIPTION
AMOUNT IN                                           AND                                           COUPON
THOUSANDS                                      MATURITY DATE                                       RATE        VALUE
-------------------------------------------------------------------------------------------------------------------------
$   26,000  02/15/05............................................................................   0.00%   $   19,424,860
                                                                                                           --------------
                                                                                                              774,869,330
                                                                                                           --------------

            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (IDENTIFIED COST $1,139,814,676)............................................................    1,277,878,936
                                                                                                           --------------

            U.S. GOVERNMENT AGENCIES (9.3%)
            Resolution Funding Corp. Zero Coupon Strips
    33,500  07/15/02............................................................................   0.00        28,216,380
     5,049  10/15/02............................................................................   0.00         4,199,809
   109,000  04/15/03............................................................................   0.00        88,671,500
    55,000  07/15/03............................................................................   0.00        44,166,650
    69,000  10/15/03............................................................................   0.00        54,736,320
    89,882  01/15/04............................................................................   0.00        70,210,425
    84,419  04/15/04............................................................................   0.00        65,247,445
    68,000  07/15/04............................................................................   0.00        51,969,680
     1,550  04/15/07............................................................................   0.00         1,025,046
    18,000  07/15/07............................................................................   0.00        11,777,580
    56,000  10/15/07............................................................................   0.00        36,279,600
    30,000  10/15/08............................................................................   0.00        18,498,000
                                                                                                           --------------

            TOTAL U.S. GOVERNMENT AGENCIES
            (IDENTIFIED COST $414,273,083)..............................................................      474,998,435
                                                                                                           --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $4,816,826,788) (a)....................................................  100.8 %   5,132,755,149

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS..........................................   (0.8)      (40,551,430)
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 5,092,203,719
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

GPM  Graduated Payment Mortgage.
 * Securities purchased on a forward commitment with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
** Some of these securities are segregated in connection with securities purchased on a forward commitment basis.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $317,533,345 and the aggregate gross unrealized depreciation is $1,604,984, resulting in net unrealized appreciation of $315,928,361.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $4,816,826,788).........................................................  $ 5,132,755,149
Cash.......................................................................................          157,341
Receivable for:
    Interest...............................................................................       29,778,621
    Shares of beneficial interest sold.....................................................        4,578,185
Prepaid expenses and other assets..........................................................           80,247
                                                                                             ---------------
     TOTAL ASSETS..........................................................................    5,167,349,543
                                                                                             ---------------
LIABILITIES:
Payable for:
    Investments purchased..................................................................       49,253,125
    Dividends to shareholders..............................................................       13,553,786
    Shares of beneficial interest repurchased..............................................        6,857,566
    Plan of distribution fee...............................................................        3,210,499
    Investment management fee..............................................................        1,878,762
Accrued expenses and other payables........................................................          392,086
                                                                                             ---------------
     TOTAL LIABILITIES.....................................................................       75,145,824
                                                                                             ---------------
     NET ASSETS............................................................................  $ 5,092,203,719
                                                                                             ---------------
                                                                                             ---------------
COMPOSITION OF NET ASSETS:
Paid-in-capital............................................................................  $ 5,694,016,539
Net unrealized appreciation................................................................      315,928,361
Accumulated net realized loss..............................................................     (917,741,181)
                                                                                             ---------------
     NET ASSETS............................................................................  $ 5,092,203,719
                                                                                             ---------------
                                                                                             ---------------
CLASS A SHARES:
Net Assets.................................................................................      $58,537,905
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................................        6,376,543
     NET ASSET VALUE PER SHARE.............................................................            $9.18
                                                                                             ---------------
                                                                                             ---------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE).....................................            $9.59
                                                                                             ---------------
                                                                                             ---------------
CLASS B SHARES:
Net Assets.................................................................................   $4,996,187,325
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................................      543,307,518
     NET ASSET VALUE PER SHARE.............................................................            $9.20
                                                                                             ---------------
                                                                                             ---------------
CLASS C SHARES:
Net Assets.................................................................................      $17,086,723
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................................        1,846,174
     NET ASSET VALUE PER SHARE.............................................................            $9.26
                                                                                             ---------------
                                                                                             ---------------
CLASS D SHARES:
Net Assets.................................................................................      $20,391,766
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................................        2,221,111
     NET ASSET VALUE PER SHARE.............................................................            $9.18
                                                                                             ---------------
                                                                                             ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

NET INVESTMENT INCOME:

INTEREST INCOME...............................................................................  $376,887,864
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        91,004
Plan of distribution fee (Class B shares).....................................................    38,748,945
Plan of distribution fee (Class C shares).....................................................        77,373
Investment management fee.....................................................................    22,607,800
Transfer agent fees and expenses..............................................................     3,542,838
Custodian fees................................................................................       845,103
Shareholder reports and notices...............................................................       185,084
Professional fees.............................................................................        67,077
Registration fees.............................................................................        61,315
Trustees' fees and expenses...................................................................        19,706
Other.........................................................................................        65,053
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    66,311,298
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................   310,576,566
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss.............................................................................    (2,384,102)
Net change in unrealized appreciation.........................................................    54,569,658
                                                                                                ------------

     NET GAIN.................................................................................    52,185,556
                                                                                                ------------

NET INCREASE..................................................................................  $362,762,122
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           FOR THE YEAR           FOR THE YEAR
                                                                                              ENDED                   ENDED
                                                                                        DECEMBER 31, 1998      DECEMBER 31, 1997*
-----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................................................     $     310,576,566      $      363,800,467
Net realized loss....................................................................            (2,384,102)             (3,836,410)
Net change in unrealized appreciation................................................            54,569,658             118,550,225
                                                                                       --------------------   ---------------------

     NET INCREASE....................................................................           362,762,122             478,514,282
                                                                                       --------------------   ---------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares.......................................................................            (2,396,071)               (342,413)
Class B shares.......................................................................          (306,635,357)           (363,065,315)
Class C shares.......................................................................              (600,619)                (61,336)
Class D shares.......................................................................              (944,519)               (326,681)
                                                                                       --------------------   ---------------------

     TOTAL DIVIDENDS.................................................................          (310,576,566)           (363,795,745)
                                                                                       --------------------   ---------------------

Net decrease from transactions in shares of beneficial interest......................          (425,398,131)         (1,098,840,399)
                                                                                       --------------------   ---------------------

     NET DECREASE....................................................................          (373,212,575)           (984,121,862)

NET ASSETS:
Beginning of period..................................................................         5,465,416,294           6,449,538,156
                                                                                       --------------------   ---------------------

     END OF PERIOD...................................................................     $   5,092,203,719      $    5,465,416,294
                                                                                       --------------------   ---------------------
                                                                                       --------------------   ---------------------

---------------------

 *   Class A, Class C and Class D shares were issued July, 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter U.S. Government Securities Trust (the "Fund"), formerly Dean Witter U.S. Government Securities Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other then shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,899,443 at December 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 1998 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $9,698, $3,058,326 and $19,701, respectively and received $64,425 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 1998 were $717,875,107 and $1,347,282,631, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $96,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,216. At December 31, 1998, the Fund had an accrued pension liability of $52,503 included in accrued expenses in the Statement of Assets and Liabilities.

5. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- U.S. GOVERNMENT SECURITIES SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series - U.S. Government Securities Series ("Retirement U.S. Government") pursuant to a plan of reorganization (the "Plan") approved by the shareholders of Retirement U.S. Government on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 986,985 Class D shares of the Fund at a net asset value of $9.21 per share for 899,123 shares of Retirement U.S. Government. The net assets of the Fund and Retirement U.S. Government immediately before the acquisition were $5,193,431,112 and $9,087,435, respectively, including unrealized appreciation of $322,808 for Retirement U.S. Government. Immediately after the acquisition, the combined net assets of the Fund amounted to $5,202,518,547.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        DECEMBER 31, 1998            DECEMBER 31, 1997+*
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................    4,837,972   $   44,356,004     2,724,542   $ 24,540,441
Reinvestment of dividends........................................      145,211        1,330,450         7,949         72,059
Redeemed.........................................................     (898,895)      (8,228,417)     (440,236)    (3,982,964)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................    4,084,288       37,458,037     2,292,255     20,629,536
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................  103,474,883      948,990,970    67,708,563    606,120,050
Reinvestment of dividends........................................   17,451,085      159,732,499    20,782,743    185,683,576
Redeemed.........................................................  (173,896,303) (1,593,120,481)  (214,633,493) (1,917,929,811)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................  (52,970,335)    (484,397,012)  (126,142,187) (1,126,126,185)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................    4,818,849       44,609,503       552,334      5,029,381
Reinvestment of dividends........................................       41,862          386,582         4,930         45,056
Redeemed.........................................................   (3,492,672)     (32,338,148)      (79,129)      (724,422)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................    1,368,039       12,657,937       478,135      4,350,015
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................    1,554,909       14,290,193       324,174      2,938,529
Reinvestment of dividends........................................       97,395          892,667        34,780        314,925
Acquisition of Dean Witter Retirement Series - U.S. Government
 Securities Trust Series                                               986,985        9,087,435       --             --
Redeemed.........................................................   (1,666,314)     (15,387,388)     (104,962)      (947,219)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................      972,975        8,882,907       253,992      2,306,235
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................  (46,545,033)  $ (425,398,131)  (123,117,805) $(1,098,840,399)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 + On July 28, 1997, 994,144 shares representing $8,977,118 were transferred to Class D.
 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through December 31, 1997.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

7. FEDERAL INCOME TAX STATUS

At December 31, 1998, the Fund had a net capital loss carryover of approximately $916,574,000, which may be used to offset future capital gains to the extent provided by regulations which is available through December 31 of the following years:

                                             AMOUNT IN THOUSANDS
--------------------------------------------------------------------------------------------------------------
    1999           2000           2001           2002           2003          2004         2005        2006
-------------  -------------  -------------  -------------  -------------  -----------  -----------  ---------
$     261,525  $     154,964  $     263,492  $     118,056  $      63,667  $    49,153  $     3,006  $   2,711
-------------  -------------  -------------  -------------  -------------  -----------  -----------  ---------
-------------  -------------  -------------  -------------  -------------  -----------  -----------  ---------

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,048,000 during fiscal 1998.

At December 31, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net realized loss was credited $108,730,990.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                               FOR THE YEAR ENDED DECEMBER 31
                                                    ----------------------------------------------------
                                                      1998      1997*       1996       1995       1994
--------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............  $   9.10   $   8.92   $   9.21   $   8.41   $   9.31
                                                    --------   --------   --------   --------   --------

Income (loss) from investment operations:
   Net investment income..........................      0.54       0.56       0.56       0.57       0.58
   Net realized and unrealized gain (loss)........      0.10       0.18      (0.29)      0.80      (0.90)
                                                    --------   --------   --------   --------   --------

Total income (loss) from investment operations....      0.64       0.74       0.27       1.37      (0.32)
                                                    --------   --------   --------   --------   --------

Less dividends from net investment income.........     (0.54)     (0.56)     (0.56)     (0.57)     (0.58)
                                                    --------   --------   --------   --------   --------

Net asset value, end of period....................  $   9.20   $   9.10   $   8.92   $   9.21   $   8.41
                                                    --------   --------   --------   --------   --------
                                                    --------   --------   --------   --------   --------

TOTAL RETURN+.....................................      7.27%      8.56%      3.16%     16.74%     (3.51)%

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................      1.27%(1)     1.26%     1.25%     1.24%      1.22%

Net investment income.............................      5.94%(1)     6.22%     6.28%     6.44%      6.57%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions............    $4,996     $5,429     $6,450     $7,955     $8,211

Portfolio turnover rate...........................        14%        %4         %8         14%        26%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                      FOR THE YEAR       JULY 28, 1997*
                                                          ENDED              THROUGH
                                                    DECEMBER 31, 1998   DECEMBER 31, 1997
-----------------------------------------------------------------------------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..............       $  9.09             $  9.03
                                                          ------              ------
Income from investment operations:
   Net investment income..........................          0.59                0.25
   Net realized and unrealized gain...............          0.09                0.06
                                                          ------              ------
Total income from investment operations...........          0.68                0.31
                                                          ------              ------
Less dividends from net investment income.........         (0.59)              (0.25)
                                                          ------              ------
Net asset value, end of period....................       $  9.18             $  9.09
                                                          ------              ------
                                                          ------              ------
TOTAL RETURN+.....................................          7.70%               3.50%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................          0.76%(3)            0.77%(2)
Net investment income.............................          6.45%(3)            6.57%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........       $58,538             $20,841
Portfolio turnover rate...........................            14%                  4%

CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..............       $  9.17             $  9.03
                                                          ------              ------
Income from investment operations:
   Net investment income..........................          0.55                0.23
   Net realized and unrealized gain...............          0.09                0.14
                                                          ------              ------
Total income from investment operations...........          0.64                0.37
                                                          ------              ------
Less dividends from net investment income.........         (0.55)              (0.23)
                                                          ------              ------
Net asset value, end of period....................       $  9.26             $  9.17
                                                          ------              ------
                                                          ------              ------
TOTAL RETURN+.....................................          7.14%               4.14%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................          1.27%(3)            1.25%(2)
Net investment income.............................          5.94%(3)            5.81%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........       $17,087              $4,385
Portfolio turnover rate...........................            14%                  4%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                      FOR THE YEAR       JULY 28, 1997*
                                                          ENDED              THROUGH
                                                    DECEMBER 31, 1998   DECEMBER 31, 1997
-----------------------------------------------------------------------------------------

CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............       $  9.11             $  9.03
                                                          ------              ------

Income from investment operations:
   Net investment income..........................          0.61                0.27
   Net realized and unrealized gain...............          0.07                0.08
                                                          ------              ------

Total income from investment operations...........          0.68                0.35
                                                          ------              ------

Less dividends from net investment income.........         (0.61)              (0.27)
                                                          ------              ------

Net asset value, end of period....................       $  9.18             $  9.11
                                                          ------              ------
                                                          ------              ------

TOTAL RETURN+.....................................          7.72%               3.87%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................          0.52%(3)            0.52%(2)

Net investment income.............................          6.69%(3)            6.91%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........       $20,392             $11,367

Portfolio turnover rate...........................            14%                  4%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT
SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter U.S. Government Securities Trust (the "Fund"), formerly Dean Witter U.S. Government Securities Trust, at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 8, 1999

            MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

                              PART C OTHER INFORMATION

Item 23.  EXHIBITS

          2.   Amended and Restated By-Laws of the Registrant dated May 1, 1999

          6.   Retirement Plan for Non-Interested Trustees or Directors

          10.  Consent of Independent Accountants

          14. Financial Data Schedules (previously filed via EDGAR in Post-Effective Amendment No. 17 of the Registrant)
----------------------------------------------------------------------
All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          None

Item 25.  INDEMNIFICATION

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)   Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)   Morgan Stanley Dean Witter California Quality Municipal Securities
(3)   Morgan Stanley Dean Witter Government Income Trust
(4)   Morgan Stanley Dean Witter High Income Advantage Trust
(5)   Morgan Stanley Dean Witter High Income Advantage Trust II
(6)   Morgan Stanley Dean Witter High Income Advantage Trust III
(7)   Morgan Stanley Dean Witter Income Securities Inc.
(8)   Morgan Stanley Dean Witter Insured California Municipal Securities
(9)   Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)  Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)  Morgan Stanley Dean Witter Insured Municipal Securities
(12)  Morgan Stanley Dean Witter Insured Municipal Trust
(13)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)  Morgan Stanley Dean Witter Municipal Income Trust
(17)  Morgan Stanley Dean Witter Municipal Income Trust II
(18)  Morgan Stanley Dean Witter Municipal Income Trust III
(19)  Morgan Stanley Dean Witter Municipal Premium Income Trust

(20)  Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)  Morgan Stanley Dean Witter Prime Income Trust
(22)  Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)  Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)  Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)   Active Assets California Tax-Free Trust
(2)   Active Assets Government Securities Trust
(3)   Active Assets Money Trust
(4)   Active Assets Tax-Free Trust
(5)   Morgan Stanley Dean Witter Aggressive Equity Fund
(6)   Morgan Stanley Dean Witter American Opportunities Fund
(7)   Morgan Stanley Dean Witter Balanced Growth Fund
(8)   Morgan Stanley Dean Witter Balanced Income Fund
(9)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)  Morgan Stanley Dean Witter Capital Growth Securities
(12)  Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(13)  Morgan Stanley Dean Witter Convertible Securities Trust
(14)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)  Morgan Stanley Dean Witter Diversified Income Trust
(16)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)  Morgan Stanley Dean Witter Equity Fund
(18)  Morgan Stanley Dean Witter European Growth Fund Inc.
(19)  Morgan Stanley Dean Witter Federal Securities Trust
(20)  Morgan Stanley Dean Witter Financial Services Trust
(21)  Morgan Stanley Dean Witter Fund of Funds
(22)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)  Morgan Stanley Dean Witter Global Utilities Fund
(24)  Morgan Stanley Dean Witter Growth Fund
(25)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)  Morgan Stanley Dean Witter Health Sciences Trust
(27)  Morgan Stanley Dean Witter High Yield Securities Inc.
(28)  Morgan Stanley Dean Witter Income Builder Fund
(29)  Morgan Stanley Dean Witter Information Fund
(30)  Morgan Stanley Dean Witter Intermediate Income Securities
(31)  Morgan Stanley Dean Witter International SmallCap Fund
(32)  Morgan Stanley Dean Witter Japan Fund
(33)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(34)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(35)  Morgan Stanley Dean Witter Market Leader Trust
(36)  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(37)  Morgan Stanley Dean Witter Mid-Cap Growth Fund
(38)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(39)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(40)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(41)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(42)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(43)  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(44)  Morgan Stanley Dean Witter Real Estate Fund

(45)  Morgan Stanley Dean Witter S&P 500 Index Fund
(46)  Morgan Stanley Dean Witter S&P 500 Select Fund
(47)  Morgan Stanley Dean Witter Select Dimensions Investment Series
(48)  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(49)  Morgan Stanley Dean Witter Short-Term Bond Fund
(50)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(51)  Morgan Stanley Dean Witter Special Value Fund
(52)  Morgan Stanley Dean Witter Strategist Fund
(53)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(54)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(55)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(56)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(57)  Morgan Stanley Dean Witter Utilities Fund
(58)  Morgan Stanley Dean Witter Value-Added Market Series
(59)  Morgan Stanley Dean Witter Value Fund
(60)  Morgan Stanley Dean Witter Variable Investment Series
(61)  Morgan Stanley Dean Witter World Wide Income Trust

The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
(1)   TCW/DW Emerging Markets Opportunities Trust
(2)   TCW/DW Global Telecom Trust
(3)   TCW/DW Income and Growth Fund
(4)   TCW/DW Latin American Growth Fund
(5)   TCW/DW Mid-Cap Equity Trust
(6)   TCW/DW North American Government Income Trust
(7)   TCW/DW Small Cap Growth Fund
(8)   TCW/DW Total Return Trust

CLOSED-END INVESTMENT COMPANIES
(1)   TCW/DW Term Trust 2000
(2)   TCW/DW Term Trust 2002
(3)   TCW/DW Term Trust 2003

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
-------------------------     -------------------------------------------------

Mitchell M. Merin             President and Chief Operating Officer of Asset
President, Chief              Management of Morgan Stanley Dean Witter & Co.
Executive Officer and         ("MSDW); Chairman, Chief Executive Officer and
Director                      Director of Morgan Stanley Dean Witter
                              Distributors Inc. ("MSDW Distributors") and Morgan
                              Stanley Dean Witter Trust FSB ("MSDW Trust");
                              President, Chief Executive Officer and Director of
                              Morgan Stanley Dean Witter Services Company
                              Inc. ("MSDW Services"); President of the Morgan
                              Stanley Dean Witter Funds, TCW/DW Funds and
                              Discover Brokerage Index Series; Executive Vice
                              President and Director of Dean Witter Reynolds
                              Inc. ("DWR"); Director of various MSDW
                              subsidiaries.

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
-------------------------     -------------------------------------------------

Joseph J. McAlinden           Vice President of the Morgan Stanley Dean Witter
Executive Vice President      Funds and Discover Brokerage Index Series;
and Chief Investment          Director of MSDW Trust.
Officer


Ronald E. Robison             Executive Vice President, Chief Administrative
Executive Vice President      Officer and Director of MSDW Services; Vice
Chief Administrative          President of the Morgan
Officer and Director          Stanley Dean Witter Funds, TCW/DW Funds and
                              Discover Brokerage Index Series.

Edward C. Oelsner, III
Executive Vice President

John Van Heuvelen             President of MSDW Trust
Executive Vice President

Barry Fink                    Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary, General Counsel and Director of MSDW
Secretary, General            Services; Senior Vice President, Assistant
Counsel and Director          Secretary and Assistant General Counsel of MSDW
                              Distributors; Vice President, Secretary and
                              General Counsel of the Morgan Stanley Dean Witter
                              Funds, TCW/DW Funds and Discover Brokerage Index
                              Series.

Peter M. Avelar               Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Mark Bavoso                   Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Douglas Brown
Senior Vice President

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Edward F. Gaylor              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Robert S. Giambrone           Senior Vice President of MSDW Services, MSDW
Senior Vice President         Distributors and MSDW Trust and Director of MSDW
                              Trust; Vice President of the Morgan Stanley Dean
                              Witter Funds, TCW/DW Funds and Discover Brokerage
                              Index Series.

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
-------------------------     -------------------------------------------------

Rajesh K. Gupta               Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Kenton J. Hinchliffe          Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds and Discover Brokerage Index Series.

Kevin Hurley                  Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Michelle Kaufman              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

John B. Kemp, III             President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny             Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Jonathan R. Page              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Ira N. Ross                   Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Guy G. Rutherfurd, Jr.        Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Rochelle G. Siegel            Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

James Solloway
Senior Vice President

Jayne M. Stevlingson          Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Paul D. Vance                 Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
-------------------------     -------------------------------------------------

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison             Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Frank Bruttomesso             First Vice President and Assistant Secretary of
First Vice President and      MSDW Services; Assistant Secretary of MSDW
Assistant Secretary           Distributors, the Morgan Stanley Dean Witter
                              Funds, TCW/DW Funds and Discover Brokerage Index
                              Series.

Toby Burroughs
First Vice President

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          MSDW Services; Assistant Treasurer of MSDW
and Assistant                 Distributors; Treasurer and Chief Financial and
Treasurer                     Accounting Officer of the Morgan Stanley Dean
                              Witter Funds, TCW/DW Funds and Discover Brokerage
                              Index Series..

Thomas Chronert
First Vice President

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President
First Vice President          and Assistant Secretary of MSDW Services;
and Assistant Secretary       Assistant Secretary of MSDW Distributors, the
                              Morgan Stanley Dean Witter Funds, TCW/DW Funds and Discover Brokerage Index Series.

Salvatore DeSteno             First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante            First Vice President and Controller of MSDW
First Vice President          Services; Assistant Treasurer of MSDW
and Controller                Distributors; First Vice President and Treasurer
                              of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
-------------------------     -------------------------------------------------

Lou Anne D. McInnis           First Vice President and Assistant Secretary of
First Vice President and      MSDW Services; Assistant Secretary of MSDW
Assistant Secretary           Distributors, the Morgan Stanley Dean Witter
                              Funds, TCW/DW Funds and Discover Brokerage Index
                              Series.

Carsten Otto                  First Vice President and Assistant Secretary of
First Vice President          MSDW Services; Assistant Secretary of MSDW
and Assistant Secretary       Distributors, the Morgan Stanley Dean Witter
                              Funds, TCW/DW Funds and Discover Brokerage Index
                              Series.

Ruth Rossi                    First Vice President and Assistant Secretary of
First Vice President and      MSDW Services; Assistant Secretary of MSDW
Assistant Secretary           Distributors the Morgan Stanley Dean Witter Funds,
                              TCW/DW Funds and Discover Brokerage Index Series.

James P. Wallin
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Armon Bar-Tur
Vice President

Raymond Basile
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Dale Boettcher
Vice President

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
-------------------------     -------------------------------------------------

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Aaron Clark
Vice President

William Connerly
Vice President

David Dineen
Vice President

Sheila Finnerty
Vice President

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Michael Geringer
Vice President

Gail Gerrity
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Matthew Haynes           Vice President of various Morgan Stanley Dean Witter
Vice President           Funds.

Peter Hermann            Vice President of various Morgan Stanley Dean
Vice President           Witter Funds.

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
-------------------------     -------------------------------------------------

David T. Hoffman
Vice President

Christopher Jones
Vice President

Kevin Jung                    Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Carol Espejo-Kane
Vice President

Nancy Kennedy
Vice President

Doug Ketterer
Vice President

Paula LaCosta                 Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Todd Lebo                     Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of MSDW
Assistant Secretary           Distributors, the Morgan Stanley Dean Witter
                              Funds, TCW/DW Funds and Discover Brokerage Index
                              Series.

Gerard J. Lian                Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Nancy Login
Vice President

Sharon Loguercio
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco          Vice President of Morgan Stanley Dean Witter
Vice President                Natural Resource Development Securities Inc.

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
-------------------------     -------------------------------------------------

Albert McGarity
Vice President

Teresa McRoberts              Vice President of Morgan Stanley Dean Witter S&P
Vice President                500 Select Fund.

Mark Mitchell
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                   Vice President of Morgan Stanley Dean Witter
Vice President                Natural Resource Development Securities Inc.

James Nash
Vice President

Richard Norris
Vice President

George Paoletti               Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Anne Pickrell                 Vice President of various  Morgan Stanley Dean
Vice President                Witter Funds.

Dawn Rorke
Vice President

John Roscoe                   Vice President of Morgan Stanley Dean Witter
Vice President                Real Estate Fund

Hugh Rose
Vice President

Robert Rossetti               Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
-------------------------     -------------------------------------------------

Patrice Saunders
Vice President

Howard A. Schloss             Vice President of Morgan Stanley Dean Witter
Vice President                Federal Securities Trust.

Peter J. Seeley               Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Kathleen H. Stromberg         Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Marybeth Swisher
Vice President

Stuart Taylor
Vice President

Michael Thayer
Vice President

Robert Vanden Assem
Vice President

Alice Weiss                   Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

John Wong
Vice President

Item 27.    PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)   Active Assets California Tax-Free Trust
(2)   Active Assets Government Securities Trust

(3)   Active Assets Money Trust
(4)   Active Assets Tax-Free Trust
(5)   Morgan Stanley Dean Witter Aggressive Equity Fund
(6)   Morgan Stanley Dean Witter American Opportunities Fund
(7)   Morgan Stanley Dean Witter Balanced Growth Fund
(8)   Morgan Stanley Dean Witter Balanced Income Fund
(9)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)  Morgan Stanley Dean Witter Capital Growth Securities
(12)  Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(13)  Morgan Stanley Dean Witter Convertible Securities Trust
(14)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)  Morgan Stanley Dean Witter Diversified Income Trust
(16)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)  Morgan Stanley Dean Witter Equity Fund
(18)  Morgan Stanley Dean Witter European Growth Fund Inc.
(19)  Morgan Stanley Dean Witter Federal Securities Trust
(20)  Morgan Stanley Dean Witter Financial Services Trust
(21)  Morgan Stanley Dean Witter Fund of Funds
(22)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)  Morgan Stanley Dean Witter Global Utilities Fund
(24)  Morgan Stanley Dean Witter Growth Fund
(25)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)  Morgan Stanley Dean Witter Health Sciences Trust
(27)  Morgan Stanley Dean Witter High Yield Securities Inc.
(28)  Morgan Stanley Dean Witter Income Builder Fund
(29)  Morgan Stanley Dean Witter Information Fund
(30)  Morgan Stanley Dean Witter Intermediate Income Securities
(31)  Morgan Stanley Dean Witter International SmallCap Fund
(32)  Morgan Stanley Dean Witter Japan Fund
(33)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(34)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(35)  Morgan Stanley Dean Witter Market Leader Trust
(36)  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(37)  Morgan Stanley Dean Witter Mid-Cap Growth Fund
(38)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(39)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(40)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(41)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(42)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(43)  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(44)  Morgan Stanley Dean Witter Prime Income Trust
(45)  Morgan Stanley Dean Witter Real Estate Fund
(46)  Morgan Stanley Dean Witter S&P 500 Index Fund
(47)  Morgan Stanley Dean Witter S&P 500 Select Fund
(48)  Morgan Stanley Dean Witter Short-Term Bond Fund
(49)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(50)  Morgan Stanley Dean Witter Special Value Fund
(51)  Morgan Stanley Dean Witter Strategist Fund
(52)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(53)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust

(54)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(55)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(56)  Morgan Stanley Dean Witter Utilities Fund
(57)  Morgan Stanley Dean Witter Value-Added Market Series
(58)  Morgan Stanley Dean Witter Value Fund
(59)  Morgan Stanley Dean Witter Variable Investment Series
(60)  Morgan Stanley Dean Witter World Wide Income Trust
(1)   TCW/DW Emerging Markets Opportunities Trust
(2)   TCW/DW Global Telecom Trust
(3)   TCW/DW Income and Growth
(4)   TCW/DW Latin American Growth Fund
(5)   TCW/DW Mid-Cap Equity Trust
(6)   TCW/DW North American Government Income Trust
(7)   TCW/DW Small Cap Growth Fund
(8)   TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

Name                     Positions and Office with MSDW Distributors
----                     --------------------------------------------

Christine A. Edwards     Executive Vice President, Secretary, Director and Chief
                         Legal Officer.

Michael T. Gregg         Vice President and Assistant Secretary.

James F. Higgins         Director

Fredrick K. Kubler       Senior Vice President, Assistant Secretary and Chief
                         Compliance Officer.

Philip J. Purcell        Director

John Schaeffer           Director

Charles Vadala           Senior Vice President and Financial Principal.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.  MANAGEMENT SERVICES

      Registrant is not a party to any such management-related service contract.

Item 30.  UNDERTAKINGS

      None.

                                      SIGNATURES
                                      ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of April, 1999.

                    MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

                                         By  /s/ Barry Fink
                                             -----------------
                                                 Barry Fink
                                                 Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                    Title                    Date
     ----------                    -----                    ----

(1) Principal Executive Officer    President, Chief
                                   Executive Officer,
                                   Trustee and Chairman
By  /s/ Charles A. Fiumefreddo                              04/29/99
    --------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer    Treasurer and Principal
                                   Accounting Officer

By   /s/ Thomas F. Caloia                                   04/29/99
    --------------------------
         Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By   /s/ Barry Fink                                         04/29/99
    --------------------------
         Barry Fink
         Attorney-in-Fact

     Michael Bozic       Manuel H. Johnson
     Edwin J. Garn       Michael E. Nugent
     Wayne E. Hedien     John L. Schroeder


By   /s/ David M. Butowsky                                  04/29/99
    --------------------------
         David M. Butowsky
         Attorney-in-Fact

             MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

                                 EXHIBIT INDEX
                                 -------------

          2.   Amended and Restated By-Laws of the Registrant dated May 1, 1999

          6.   Retirement Plan for Non-Interested Trustees or Directors

          10.  Consent of Independent Accountants

          14. Financial Data Schedules (previously filed via EDGAR in Post-Effective Amendment No. 17 of the Registrant)